Jul. 29, 2016

Ivy Funds

Supplement dated May 18, 2017 to the

Ivy Funds Prospectus

dated July 29, 2016

as supplemented September 30, 2016, October 13, 2016, December 29, 2016, January 12, 2017, January 25, 2017, February 22, 2017, March 2, 2017, April 7, 2017 and May 12, 2017

Effective immediately, the following table and related footnotes replace the “Annual Fund Operating Expenses” table (and existing footnotes corresponding to that table) in the “Fees and Expenses” section for Ivy Global Bond Fund on page 58:

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class I	Class N	Class R	Class Y
Management Fees	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.00%	0.00%	0.50%	0.25%
Other Expenses	0.41%	0.53%	0.28%	0.27%	0.13%	0.36%	0.28%
Total Annual Fund Operating Expenses	1.29%	2.16%	1.91%	0.90%	0.76%	1.49%	1.16%
Fee Waiver and/or Expense Reimbursement[3,4]	0.30%	0.42%	0.17%	0.16%	0.02%	0.00%	0.17%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.99%	1.74%	1.74%	0.74%	0.74%	1.49%	0.99%

[3]	Through July 31, 2017, Ivy Investment Management Company (IICO), the Fund’s investment manager, Ivy Distributors, Inc. (IDI), the Fund’s distributor, and/or Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses as follows: Class A shares at 0.99%, Class B shares at 1.74%, Class C shares at 1.74%, Class I shares at 0.74% and Class Y shares at 0.99%. Prior to that date, the expense limitation may not be terminated by IICO, IDI, WISC or the Board of Trustees.

[4]	For the period from May 18, 2017 through July 31, 2018, IICO, IDI and/or WISC have contractually agreed to reimburse sufficient management fees, 12b-1 fees and/or shareholder servicing fees to cap the total annual ordinary fund operating expenses (which would exclude interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, if any) as follows: Class N shares at 0.74%. Prior to July 31, 2018, the expense limitation may not be terminated without the consent of the Board of Trustees.

Effective immediately, the following replaces the “Example” section for Ivy Global Bond Fund on pages 58-59:

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same and that expenses were capped for the period indicated above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Year	10 Years
Class A Shares	$670	$933	$1,215	$2,017
Class B Shares	577	936	1,221	2,238
Class C Shares	177	584	1,016	2,219
Class I Shares	76	271	483	1,093
Class N Shares	76	241	420	940
Class R Shares	152	471	813	1,779
Class Y Shares	101	352	622	1,394

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Year	10 Years
Class A Shares	$670	$933	$1,215	$2,017
Class B Shares	177	636	1,121	2,238
Class C Shares	177	584	1,016	2,219
Class I Shares	76	271	483	1,093
Class N Shares	76	241	420	940
Class R Shares	152	471	813	1,779
Class Y Shares	101	352	622	1,394